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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	MS-CE-VMINC-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–122.05%(a)

Alabama–2.02%

Alabaster (City of) Board of Education; Series 2014 A, Ltd. Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,095	$1,237,952
Series 2014 A, Ltd. Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,095	1,224,451
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,600	4,016,592
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	8,575	9,748,575
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (b)	5.00%	08/01/37	2,000	2,222,660
				18,450,230

Alaska–0.63%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,825	4,325,157
Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (b)(d)	5.00%	01/01/27	1,400	1,401,428
				5,726,585

Arizona–2.90%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	2,065	2,218,409
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	1,950	2,094,376
Arizona (State of); Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/26	1,995	2,130,999
Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/27	1,605	1,709,951
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	1,000	1,098,820
Series 2010, RB	5.13%	05/15/40	1,000	1,108,420
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/32	7,600	8,567,176
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	435	488,444
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,665	2,846,167
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	1,009,620
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/32	850	957,559
Series 2014 A, Hospital RB	5.25%	08/01/32	2,000	2,299,220
				26,529,161

California–17.83%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (b)	5.00%	12/01/24	3,145	3,509,443
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/35	3,010	1,226,455
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/36	2,675	1,041,431
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	2,720	1,975,264
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	5,270	2,964,586
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (b)	5.00%	05/01/22	6,100	6,953,756
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/36	4,750	5,334,107
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/27	1,190	1,299,766
Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/30	1,400	1,514,646
Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/37	3,075	3,303,688
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	3,000	3,225,540

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	$2,410	$2,772,416
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,135	4,819,342
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,800	2,042,172
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (g)(h)	5.00%	01/01/28	4,500	5,869,620
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(g)(h)	5.00%	01/01/28	10,100	13,174,036
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/29	1,360	790,690
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/43	2,120	579,438
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/44	1,090	275,803
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/45	6,270	1,510,192
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/48	4,610	924,904
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,440	5,110,440
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (b)	5.00%	07/01/32	5,000	5,283,500
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	4,155	2,098,067
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	3,165	1,502,457
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,250	4,014,805
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,825	3,997,947
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,200	3,655,488
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	2,000	2,040,900
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (b)(d)	6.00%	05/15/18	9,000	10,498,590
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,264,200
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/43	6,240	7,002,715
Series 2012-B, Waterworks RB (c)	5.00%	07/01/43	9,805	11,003,465
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,000	1,272,180
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/34	1,665	694,355
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(f)	0.00%	08/01/35	300	119,427
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(f)	0.00%	08/01/29	3,350	1,851,947
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	2,400	1,457,616
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/34	3,825	1,595,140
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/35	4,120	1,640,131
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/36	300	113,739
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/37	1,785	647,134
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	7,840	4,710,664
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	8,475	4,371,320
Regents of the University of California; Series 2013 AI, General RB (c)	5.00%	05/15/33	6,000	6,946,920
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (g)(h)	5.00%	06/01/16	2,000	2,140,100
Series 2006, RB (INS-NATL) (b)	5.00%	12/01/36	655	693,252
Series 2006, Ref. RB (g)(h)	5.00%	06/01/16	2,345	2,509,267
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	09/01/30	1,600	886,832
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/30	1,525	1,711,340
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	595	671,291
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	11,350	4,971,073

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(f)	0.00%	08/01/22	$525	$426,473
				163,010,070

Colorado–2.96%

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	8,100	9,604,980
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,000	3,363,840
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	4,000	4,111,040
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,500	1,535,160
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	7,500	8,459,850
				27,074,870

Connecticut–0.43%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-1, RB (INS-NATL) (b)	5.00%	07/01/24	275	308,418
Series 2007 K-1, RB (INS-NATL) (b)	5.00%	07/01/27	1,225	1,364,307
Series 2007 K-2, RB (INS-NATL) (b)	5.00%	07/01/25	2,000	2,238,560
				3,911,285

District of Columbia–5.73%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/34	3,030	3,537,646
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/35	6,060	7,042,568
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,000	1,029,770
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (g)(h)	5.00%	10/01/18	2,520	2,913,347
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)	5.00%	10/01/29	625	695,456
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/44	6,000	6,778,860
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	7,000	7,238,560
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	3,260	3,673,759
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	3,260	3,646,343
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	6,520	7,241,177
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/27	5,100	5,951,037
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,510	2,653,773
				52,402,296

Florida–8.54%

Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	755	820,013
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,159,860
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	3,000	3,078,000
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	4,130	4,497,281
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/31	1,500	1,666,125
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	4,890	5,762,131
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	2,250	2,501,910
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,450,275
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (b)	5.00%	10/01/27	3,580	3,845,564
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/32	4,000	4,331,720
Series 2012, RB	5.50%	11/15/32	1,100	1,217,007
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	820	887,527

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (b)	5.75%	09/01/25	$865	$868,988
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,296,520
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,900	2,006,419
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	3,415	3,803,729
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (b)	5.00%	10/01/30	1,000	1,081,800
Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/39	4,500	5,088,195
Series 2012 A, Ref. Aviation RB (d)	5.00%	10/01/28	2,000	2,242,680
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,000	1,116,210
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,575	1,744,250
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/31	7,500	8,577,750
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	2,144,045
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	325	353,961
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	3,050	3,596,408
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,790	3,234,782
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (b)	5.00%	09/01/29	3,000	3,341,280
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	01/01/26	5,335	5,364,609
				78,079,039

Georgia–1.50%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	5,390	6,050,922
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	510	557,104
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	3,100	3,374,784
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/32	1,220	1,314,647
Series 2012 A, RB	5.25%	10/01/27	2,170	2,412,758
				13,710,215

Hawaii–1.88%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,428,640
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (d)	5.00%	08/01/28	1,775	2,020,323
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (c)	5.00%	11/01/29	10,000	11,783,100
				17,232,063

Idaho–1.30%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (b)	5.00%	07/01/35	5,000	5,390,900
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	2,500	2,808,625
Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/25	3,310	3,703,725
				11,903,250

Illinois–13.08%

Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	1,030	1,085,311
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	1,104,480
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (d)	5.50%	01/01/31	2,280	2,599,702
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/25	1,550	1,802,030
Series 2014 A, Ref. Second Lien RB (d)	5.00%	01/01/41	1,100	1,185,283

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/25	$8,000	$8,389,280
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/25	775	856,088
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/26	3,105	3,416,618
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	7,490	8,474,710
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,270	3,679,665
Chicago (City of); Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (b)	5.56%	01/01/21	2,000	2,105,780
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (b)	5.58%	01/01/22	2,000	2,096,360
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	5,705	5,927,096
Series 2008, Ref. Second Lien Water RB (INS-AGM) (b)	5.00%	11/01/27	940	1,042,836
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/30	1,000	1,112,210
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	765	839,962
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/32	2,460	2,729,542
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/37	2,460	2,712,273
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/24	210	232,021
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/27	1,845	2,026,124
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/28	305	334,073
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,250	1,324,175
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/27	2,000	2,136,020
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	2,100	2,402,673
Series 2009 B, RB	5.75%	08/15/30	2,000	2,318,620
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	1,430	1,567,309
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	3,000	3,005,100
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	2,000	2,232,840
Series 2010 A, Ref. RB	6.00%	08/15/38	1,165	1,313,281
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,720	4,177,485
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Ref. RB (INS-NATL) (b)	5.30%	06/15/18	3,000	3,337,260
Series 2012 B, RB (c)	5.00%	12/15/28	8,625	9,810,247
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,060	1,195,214
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	965	1,085,606
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	12,300	13,750,785
Illinois (State of); Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/29	1,880	2,081,799
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	985	1,065,494
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,000	1,069,340
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	1,000	1,058,910
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	1,100	1,195,414
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,090	4,811,844
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (b)	5.75%	06/01/21	4,000	4,904,600
				119,595,460

Indiana–2.58%

Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (d)	5.00%	09/01/46	1,310	1,401,241
Series 2014, Tax-Exempt RB (d)	5.25%	09/01/34	765	848,110
Series 2014, Tax-Exempt RB (d)	5.25%	09/01/40	1,090	1,196,809
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (d)	5.00%	07/01/40	3,365	3,572,318

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Series 2013 A, Private Activity RB (d)	5.00%	07/01/35	$500	$533,040
Series 2013 A, Private Activity RB (d)	5.00%	07/01/48	510	539,529
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	3,325	3,488,656
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/30	9,000	10,348,830
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (d)	6.75%	01/01/34	1,500	1,715,160
				23,643,693

Iowa–2.03%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(i)	5.00%	06/01/25	5,140	5,912,336
Series 2009 A, Special Obligation RB (c)(i)	5.00%	06/01/26	3,850	4,428,501
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	905	947,191
Iowa (State of); Series 2001, Vision Special Fund RB (INS-NATL) (b)	5.50%	02/15/19	3,600	4,238,244
Series 2001, Vision Special Fund RB (INS-NATL) (b)	5.50%	02/15/20	2,500	3,001,625
				18,527,897

Kansas–0.74%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,510	1,735,050
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,625,280
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (b)	5.25%	09/01/34	3,000	3,383,640
				6,743,970

Kentucky–1.91%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	2,500	2,879,550
Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,585	1,830,374
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/28	4,000	4,541,000
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,140,680
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	3,140	3,699,893
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,423,330
				17,514,827

Louisiana–1.25%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	4,500	5,018,085
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/44	650	712,445
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (b)	5.00%	12/01/30	1,000	1,125,180
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	745	821,184
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,410	1,568,879
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,190	1,318,318
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	745	827,345
				11,391,436

Massachusetts–2.95%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	15,820	18,405,621
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(g)(h)	5.50%	07/01/18	5,120	5,979,187
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/31	2,000	2,558,040
				26,942,848

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–1.05%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (b)	5.00%	07/01/26	$1,475	$1,504,662
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	1,095	1,151,031
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	550	607,041
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	550	598,235
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	760	855,175
Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/29	2,835	3,166,440
Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (b)	5.00%	11/15/23	1,575	1,764,283
				9,646,867

Minnesota–0.56%

Minneapolis (City of) (Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (b)	5.00%	11/15/30	1,000	1,022,060
Series 2005 D, Health Care System RB (INS-AMBAC) (b)	5.00%	11/15/34	4,000	4,080,560
				5,102,620

Missouri–1.33%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	825	979,201
Series 2011 A, Ref. RB	5.50%	09/01/25	1,445	1,703,611
Series 2011 A, Ref. RB	5.50%	09/01/27	980	1,142,827
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (g)(h)	5.00%	01/01/16	2,000	2,102,700
Series 2006, Power Project RB (g)(h)	5.00%	01/01/16	2,500	2,628,375
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	2,000	2,111,660
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/33	1,375	1,518,550
				12,186,924

Montana–0.25%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (b)	5.75%	01/01/31	2,000	2,276,620

Nebraska–0.98%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	4,690	5,147,416
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/44	1,000	1,082,230
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,722,375
				8,952,021

Nevada–2.34%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	2,000	2,255,760
Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (b)	6.50%	06/01/17	4,000	4,579,800
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	13,000	14,550,120
				21,385,680

New Jersey–3.32%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,975	2,184,172
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (d)	5.38%	01/01/43	1,000	1,091,950
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/24	3,390	4,033,117
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (b)	5.00%	07/01/26	510	567,620

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Transportation Trust Fund Authority; Series 2005 C, Transportation System RB (g)(h)	5.25%	06/15/15	$4,000	$4,112,160
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(f)	0.00%	12/15/26	14,305	9,059,643
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	2,175	2,175,044
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	4,445	4,098,690
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	3,525	3,039,043
				30,361,439

New York–11.05%

Long Island Power Authority; Series 2004-A, RB (INS-AMBAC) (b)	5.00%	09/01/34	250	250,813
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	4,955	5,485,829
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	3,000	3,321,060
Series 2012 A, Ref. Dedicated Tax Fund RB (c)	5.00%	11/15/27	10,000	11,935,500
New York (City of) Municipal Water Finance Authority; Series 2005 C, Water & Sewer System RB (INS-NATL) (b)	5.00%	06/15/27	1,000	1,025,640
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	10,545	11,685,547
New York (City of) Transitional Finance Authority; Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/38	4,500	5,152,635
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/37	6,845	7,767,501
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,465	1,667,053
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	2,900	3,737,346
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	2,455	3,192,801
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	2,000	2,013,400
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (b)	5.50%	07/01/31	1,040	1,342,130
New York (State of) Dormitory Authority; Series 2004 A, Hospital Insured Mortgage RB (INS-AGM) (b)	5.25%	08/15/19	1,100	1,108,470
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/27	500	541,915
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,000	1,131,770
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	4,840	5,512,615
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1996, Gas Facilities RB (INS-NATL) (b)	5.50%	01/01/21	5,000	5,021,400
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,725	1,983,854
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,545	5,259,928
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	10,000	11,857,200
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/44	4,385	4,474,629
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/40	4,900	5,566,988
				101,036,024

North Carolina–0.87%

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/42	4,890	5,499,392
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	2,250	2,478,960
				7,978,352

Ohio–2.87%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,300	3,604,194
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	2,500	2,751,625
Cleveland (City of); Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(f)	0.00%	11/15/26	3,545	2,336,864
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(f)	0.00%	11/15/28	3,845	2,285,545
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(f)	0.00%	11/15/38	2,800	954,884

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	$1,000	$1,065,580
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,797,000
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,311,880
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	1,350	1,557,104
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,225,400
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,000	2,220,960
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (h)	5.88%	06/01/16	1,980	2,122,639
				26,233,675

Oregon–0.51%

Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/40	1,570	1,731,946
Oregon (State of) Department of Administrative Services; Series 2005 B, COP (g)(h)	5.00%	11/01/15	1,120	1,169,952
Series 2005 B, COP (g)(h)	5.00%	11/01/15	1,685	1,760,151
				4,662,049

Pennsylvania–2.00%

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (b)(d)	5.00%	11/01/37	3,500	3,605,840
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (h)	3.70%	05/01/15	4,000	4,061,760
Pennsylvania (State of) Turnpike Commission; Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/39	1,500	1,023,075
Philadelphia (City of); Series 1998, Ref. Water & Wastewater RB (INS-AMBAC) (b)	5.25%	12/15/14	2,565	2,570,310
Series 2009 B, Limited Tax GO Bonds (g)(h)	7.13%	07/15/16	1,750	1,943,515
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	4,500	5,106,780
				18,311,280

Puerto Rico–0.21%

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	2,585	1,885,266

South Carolina–2.06%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	7,410	8,503,345
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	4,450	5,056,624
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (g)(h)	5.00%	01/01/16	5,000	5,261,300
				18,821,269

Tennessee–0.43%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/42	1,000	1,078,140
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/30	2,475	2,841,671
				3,919,811

Texas–11.56%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/34	4,895	5,591,656
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.); Series 1998, RB (g)	5.50%	01/01/16	3,020	3,190,147
Series 1998, RB (g)	5.50%	01/01/17	5,075	5,597,268
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,490	1,678,887
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,124,240
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	2,306,000

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	$2,285	$2,535,436
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/36	3,305	3,769,121
Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/41	3,000	3,389,820
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (b)	5.25%	11/15/24	2,160	2,447,539
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (b)	5.00%	11/15/27	1,840	2,058,408
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(f)	0.00%	09/01/26	3,975	2,611,972
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(f)	0.00%	09/01/27	5,015	3,099,771
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	4.50%	04/15/27	225	243,036
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/25	1,910	2,145,083
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/26	1,330	1,480,130
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/42	2,700	2,888,244
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (b)	5.00%	02/15/26	285	318,619
Lower Colorado River Authority; Series 2001, Ref. RB (INS-AGM) (b)	5.00%	05/15/26	965	968,320
Series 2002, Ref. & Improvement RB (INS-NATL) (b)	5.00%	05/15/31	6,515	6,536,239
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (g)(h)	6.25%	02/15/19	1,450	1,654,581
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,095,280
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/28	16,400	9,929,216
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/29	2,725	1,572,489
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/31	3,550	1,865,099
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,405	2,709,521
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	2,265	2,499,541
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	2,475	2,701,685
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	1,000	1,079,870
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (b)(f)	0.00%	08/15/27	7,000	4,539,920
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,370	6,608,752
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	3,025	3,345,257
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	2,204,360
Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,312,944
Series 2012, Gas Supply RB	5.00%	12/15/32	1,125	1,220,265
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (d)	7.00%	12/31/38	1,250	1,552,388
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	2,500	2,743,750
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	1,920	2,146,483
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	910,045
				105,671,382

Utah–1.25%

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (b)(c)	5.00%	06/15/36	10,325	11,478,199

Virgin Islands–0.30%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,500	2,747,025

Virginia–2.12%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (b)	5.25%	07/15/22	3,000	3,390,810

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	$2,500	$2,763,700
Roanoke (City of) Industrial Development Authority (Carilion Health System); Series 2005, Hospital RB (g)(h)	5.00%	07/01/20	35	41,733
Series 2005 B, Hospital RB (INS-AGM) (b)	5.00%	07/01/38	2,365	2,569,951
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (d)	5.50%	01/01/42	3,355	3,651,549
Series 2012, Sr. Lien RB (d)	6.00%	01/01/37	855	972,870
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (d)	5.00%	07/01/34	3,855	4,078,667
Series 2012, Sr. Lien RB (d)	5.00%	01/01/40	1,810	1,892,301
				19,361,581

Washington–4.74%

Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (b)	5.00%	09/01/31	10,000	10,596,800
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (g)(h)	5.00%	01/01/15	950	954,256
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	2,500	2,867,150
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (g)(h)	5.13%	06/01/15	2,500	2,563,550
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	1,900	2,086,713
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(f)	0.00%	12/01/29	5,100	3,276,495
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	8,995	10,242,337
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	9,460	10,771,818
				43,359,119

West Virginia–0.48%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/38	4,000	4,410,040

Wisconsin–1.51%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	5,474,150
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/34	2,000	2,095,780
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/32	1,155	1,242,907
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	4,235	4,995,860
				13,808,697
TOTAL INVESTMENTS(k)–122.05% (Cost $1,013,640,569)				1,115,985,135

FLOATING RATE NOTE OBLIGATIONS–(23.49)%

Notes with interest and fee rates ranging from 0.53% to 0.82% at 11/30/14 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1D)(l)				(214,785,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(15.64)%				(143,022,900)
OTHER ASSETS LESS LIABILITIES–17.08%				156,170,632
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$914,347,867

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	Ltd.	—Limited

AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.

AMBAC	—American Municipal Bond Assurance Corp.	PCR	— Pollution Control Revenue Bonds

BHAC	—Berkshire Hathaway Assurance Corp.	RAB	—Revenue Anticipation Bonds

CAB	—Capital Appreciation Bonds	RB	—Revenue Bonds

CEP	—Credit Enhancement Provider	Ref.	—Refunding

Conv.	—Convertible	Sec.	—Secured

COP	—Certificates of Participation	SGI	—Syncora Guarantee, Inc.

FTA	—Federal Transit Administration	Sr.	—Senior

GO	—General Obligation	Sub.	—Subordinated

INS	—Insurer	Wts.	—Warrants

Jr.	—Junior

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $14,648,663, which represented 1.60% of the Trust’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	16.0%
National Public Finance Guarantee Corp.	8.3
Assured Guaranty Corp.	6.5
(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $372,999,715 are held by Dealer Trusts and serve as collateral for the $214,785,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Value Municipal Income Trust

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Value Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $128,136,166 and $109,494,659, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$102,323,723
Aggregate unrealized (depreciation) of investment securities	(941,581)
Net unrealized appreciation of investment securities	$101,382,142
Cost of investments for tax purposes is $1,014,602,993.

Invesco Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.